CONVERTIBLE NOTES PAYABLE (Details1) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Less: unamortized debt discount/finance premium costs	$ 1,061,770	$ 1,583,435	$ 605,640
Convertible Note Payable Net	1,299,542	1,383,416	1,888,523
Total	4,035,000	4,261,537	1,126,919
Convertible note payable
Accrued interest (The accrued interest and principal are both included in the captions titled "convertible note payable" in the balance sheet)	18,903	274,442	209,685
Total	2,361,312	2,966,851	2,494,163
Convertible Note Payable 1 [Member]
Total	484,478	484,478	484,478
Convertible Note Payable 2 [Member]
Total	367,931	367,931	1,110,000
Convertible Note Payable 3 [Member]
Total	500,000	500,000	500,000
Convertible Note Payable 4 [Member]
Total	800,000	190,000	190,000
Convertible Note Payable 5 [Member]
Total	$ 190,000	$ 190,000	$ 0